Related Party Transactions (Details Narrative) - Bentley [Member] - USD ($)	Feb. 20, 2020	Sep. 30, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued for debt, shares	250,000
Note payable	$ 6,000
Accrued interest		$ 515